UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Avenue, 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

 /s/ Peter Hofbauer                 New York, NY           August 14, 2008
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $1,589,202 (thousands)

List of Other Included Managers:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC
3.      Remy W. Trafelet


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                                               FORM 13F INFORMATION TABLE
                                            2ND QUARTER ENDING JUNE 30, 2008
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
COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE   SHRS OR   SH/  PUT/ INVESTMENT    OTHER       SOLE      SHARED    NONE
                                                     (X$1000) PRN AMT   PRN CALL  DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW SHS            Y0017S102  83,277 2,046,613  SH      SHARED-DEFINED  1, 2, 3   2,046,613
ANNALY CAP MGMT INC          COM            035710409  84,418 5,442,827  SH      SHARED-DEFINED  1, 2, 3   5,442,827
ARCH COAL INC                COM            039380100  79,307 1,057,000  SH      SHARED-DEFINED  1, 2, 3   1,057,000
ARRIS GROUP INC              COM            04269Q100  48,377 5,725,100  SH      SHARED-DEFINED  1, 2, 3   5,725,100
ATLAS AMER INC               COM            049167109  34,215   759,500  SH      SHARED-DEFINED  1, 2, 3     759,500
ATLAS ENERGY RESOURCES LLC   COM            049303100 115,042 3,015,505  SH      SHARED-DEFINED  1, 2, 3   3,015,505
BAUER EDDIE HLDGS INC        COM            071625107   9,686 2,333,900  SH      SHARED-DEFINED  1, 2, 3   2,333,900
BPW ACQUISITION CORP         UT 99/99/9999  055637201  14,239 1,453,000  SH      SHARED-DEFINED  1, 2, 3   1,453,000
CENVEO INC                   COM            15670S105  47,661 4,878,300  SH      SHARED-DEFINED  1, 2, 3   4,878,300
CON-WAY INC                  COM            205944101  36,532   773,000  SH      SHARED-DEFINED  1, 2, 3     773,000
CONCHO RES INC               COM            20605P101  94,871 2,609,880  SH      SHARED-DEFINED  1, 2, 3   2,609,880
CRUSADER ENERGY GP           COM            228834107  10,924 1,680,600  SH      SHARED-DEFINED  1, 2, 3   1,680,600
EXXON MOBIL CORP             COM            30231G102   8,813   100,000  SH CALL SHARED-DEFINED  1, 2, 3     100,000
F5 NETWORKS INC              COM            315616102  28,420 1,000,000  SH      SHARED-DEFINED  1, 2, 3   1,000,000
FLOWERS FOODS INC            COM            343498101  13,462   475,000  SH      SHARED-DEFINED  1, 2, 3     475,000
FOMENTO ECONOMICO MEXICANO S SPON ADR UTS   344419106  34,815   765,000  SH      SHARED-DEFINED  1, 2, 3     765,000
GOLDMAN SACHS GROUP INC      COM            38141G104   4,268    24,400  SH      SHARED-DEFINED  1, 2, 3      24,400
GOLDMAN SACHS GROUP INC      COM            38141G104   8,745    50,000  SH  PUT SHARED-DEFINED  1, 2, 3      50,000
GYMBOREE CORP                COM            403777105  50,689 1,265,000  SH      SHARED-DEFINED  1, 2, 3   1,265,000
HATTERAS FINL CORP           COM            41902R103  25,317 1,101,215  SH      SHARED-DEFINED  1, 2, 3   1,101,215
HECKMANN CORP                COM            422680108  35,392 3,950,000  SH      SHARED-DEFINED  1, 2, 3   3,950,000
J CREW GROUP INC             COM            46612H402  25,583   775,000  SH      SHARED-DEFINED  1, 2, 3     775,000
LIBERTY ACQUISITION HLDGS CO UT 99/99/9999  53015Y206  20,899 1,990,400  SH      SHARED-DEFINED  1, 2, 3   1,990,400
MAIDEN HOLDINGS LTD          SHS            G5753U112   6,488 1,013,699  SH      SHARED-DEFINED  1, 2, 3   1,013,699
NEW YORK MTG TR INC          COM PAR $.02   649604501   5,766   930,000  SH      SHARED-DEFINED  1, 2, 3     930,000
POTASH CORP SASK INC         COM            73755L107  38,857   170,000  SH      SHARED-DEFINED  1, 2, 3     170,000
QUALCOMM INC                 COM            747525103  42,595   960,000  SH      SHARED-DEFINED  1, 2, 3     960,000
RELIANT ENERGY INC           COM            75952B105  90,535 4,256,481  SH      SHARED-DEFINED  1, 2, 3   4,256,481
ROSS STORES INC              COM            778296103  31,080   875,000  SH      SHARED-DEFINED  1, 2, 3     875,000
SAUER-DANFOSS INC            COM            804137107  36,956 1,186,400  SH      SHARED-DEFINED  1, 2, 3   1,186,400
SBA COMMUNICATIONS CORP      COM            78388J106  21,606   600,000  SH      SHARED-DEFINED  1, 2, 3     600,000
SCIENTIFIC GAMES CORP        CL A           80874P109  34,804 1,175,000  SH      SHARED-DEFINED  1, 2, 3   1,175,000
SUN HEALTHCARE GROUP INC     COM NEW        866933401  30,128 2,250,000  SH      SHARED-DEFINED  1, 2, 3   2,250,000
SYNTHESIS ENERGY SYS INC     COM            871628103   7,425   825,000  SH      SHARED-DEFINED  1, 2, 3     825,000
TALISMAN ENERGY INC          COM            87425E103  12,172   550,000  SH      SHARED-DEFINED  1, 2, 3     550,000
ULTRA PETROLEUM CORP         COM            903914109 255,438 2,601,200  SH      SHARED-DEFINED  1, 2, 3   2,601,200
UNION PAC CORP               COM            907818108  60,400   800,000  SH      SHARED-DEFINED  1, 2, 3     800,000


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